UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	04/30/2013

FORM N-CSR

Item 1.                        Reports to Stockholders.

CitizensSelect Funds

CITIZENSSELECT PRIME
MONEY MARKET FUND

ANNUAL REPORT April 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Important Tax Information
27	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Prime Money Market Fund, covering the 12-month period from May 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

By the end of the reporting period, U.S. financial markets generally rallied from the summer of 2012 through April 2013, with some equity indices setting new records in response to improving economic conditions. In addition, the U.S. unemployment rate had fallen to its lowest level in four years, housing markets showed signs of sustainable recovery, and macroeconomic concerns seemed to ease in Europe, Japan and the emerging markets. Many analysts attributed these long-awaited economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board. However, these low interest rate policies kept money market yields near historical lows.

Our chief economist currently expects the U.S. economic recovery to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in a global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers continue their efforts to resolve structural issues. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through April 30, 2013, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Prime Money Market Fund covers the 12-month period ended April 30, 2013. During the reporting period, the fund’s Class A shares produced a yield of 0.02%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00%, and Class D shares produced a yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.02%, 0.00%, 0.00% and 0.00%, respectively.1,2

Yields of money market instruments remained near zero percent throughout the reporting period as short-term interest rates were unchanged despite evidence of more robust economic growth.

U.S. Economic Recovery Gained Momentum

The reporting period began in the midst of fears of a worsening financial crisis in Europe, an economic slowdown in China, and a potential double-dip recession in the United States.The U.S. economic recovery appeared to falter in May 2012 when the unemployment rate increased to 8.2%. In June, the manufacturing sector contracted for the first time in three years, and U.S. economic growth slowed to a 1.3% annualized rate for the second quarter of the year.

Despite an 8.3% unemployment rate in July, the economic decline appeared to moderate with the addition of 181,000 jobs. Investors also were encouraged by comments from the head of the European Central Bank in support of the euro.August saw higher sales and prices in U.S. housing markets, better-than-expected corporate earnings, an 8.1% unemployment rate, and higher personal income and expenditures.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The economic recovery seemed to gain traction in September with the addition of 148,000 new jobs and a sharp drop in the unemployment rate to 7.8%.The manufacturing sector rebounded after three months of modest declines, and housing prices reached five-year highs.The U.S. economy grew at a respectable 3.1% annualized rate during the third quarter. Nonetheless, the Federal Reserve Board (the “Fed”) announced a third round of quantitative easing involving the monthly purchase of $40 billion of mortgage-backed securities over an indefinite period. In addition, the Fed extended its commitment to maintaining historically low short-term interest rates through mid-2015.

The unemployment rate ticked higher in October to 7.9%, but manufacturing activity increased at a faster rate and home prices posted modest gains. In November, the unemployment rate remained steady while 146,000 new jobs were added. Home prices rose for the sixth straight month, and pending home sales reached a five-year high. However, manufacturing activity contracted slightly.

December saw the addition of 164,000 jobs, a 7.8% unemployment rate, and a mild rebound in manufacturing activity. However, consumer confidence declined somewhat, and retailers reported relatively sluggish sales during the holiday season.A disappointing 0.4% annualized economic growth rate for the fourth quarter was attributed mainly to reductions in federal spending and uncertainty surrounding automatic spending cuts and tax hikes scheduled for the start of 2013. Other indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 also portrayed a sluggish economic recovery, as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. However, matters improved in February when the unemployment rate slid to 7.7% as 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. Both the manufacturing and services sectors of the U.S. economy posted gains in March, helping the U.S. economy achieve an estimated 2.5% annualized growth rate for the first quarter of 2013.

The gradual economic recovery continued in April, when the private sector added 176,000 jobs, sending the unemployment rate to a multi-year low of 7.5%. The service and manufacturing sectors continued to expand, and some stock market indices approached record high levels, suggesting that investors remained optimistic about the future.

Focusing on Quality and Liquidity

Despite evidence of greater growth, short-term interest rates and money market yields remained near zero percent throughout the reporting period. Moreover, yield differences along the maturity spectrum stayed relatively narrow.Therefore, we continued to maintain the fund’s weighted average maturity in a market-neutral position, and we retained our focus on well-established issuers with good liquidity characteristics.

The Fed has shown no signs of moving away from its aggressively accommodative monetary policy amid low inflation and moderate economic growth.Therefore, as we have for some time, we intend to keep the fund’s focus on quality and liquidity.

May 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.89	$.89	$.94	$.89
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.90	$.90	$.95	$.90
Ending value (after expenses)	$1,023.90	$1,023.90	$1,023.85	$1,023.90

† Expenses are equal to the fund’s annualized expense ratio of .18% for Class A, .18% for Class B, .19% for Class
C and .18% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2013

	Principal
Negotiable Bank Certificates of Deposit—16.7%	Amount ($)		Value ($)
Credit Suisse New York (Yankee)
0.28%, 5/1/13	5,000,000	[a]	5,000,000
Nordea Bank Finland (Yankee)
0.27%, 9/6/13	5,000,000		5,000,000
Norinchukin Bank (Yankee)
0.25%, 5/20/13	5,000,000		5,000,000
Royal Bank of Canada (Yankee)
0.53%, 5/1/13	5,200,000	[a]	5,200,000
Svenska Handelsbanken (Yankee)
0.20%, 6/19/13	6,000,000	[b]	6,000,041
Toronto Dominion Bank (Yankee)
0.28%, 6/20/13	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $31,200,041)			31,200,041

Commercial Paper—31.4%
Bank of Nova Scotia
0.09%, 5/1/13	8,000,000		8,000,000
Barclays U.S. Funding
0.24%, 5/20/13	5,000,000		4,999,367
Commonwealth Bank of Australia
0.34%, 6/3/13	5,000,000	[a,b]	5,000,000
General Electric Capital Corp.
0.25%, 6/11/13	5,000,000		4,998,576
Mizuho Funding LLC
0.24%, 6/5/13	5,000,000	[b]	4,998,858
National Australia Funding (DE) Inc.
0.23%, 5/16/13	5,000,000	[a,b]	5,000,000
Skandinaviska Enskilda Banken
0.30%, 9/20/13	5,775,000	[b]	5,768,166
Sumitomo Mitsui Banking Corp.
0.22%, 5/1/13	5,000,000	[b]	5,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Toyota Motor Credit Corp.
0.25%, 9/23/13	5,000,000		4,994,965
UBS Finance (Delaware) Inc.
0.22%, 5/7/13	5,000,000		4,999,817
Westpac Banking Corp.
0.57%, 5/1/13	5,000,000	[a,b]	5,000,000
Total Commercial Paper
(cost $58,759,749)			58,759,749

Asset-Backed Commercial Paper—13.4%
Collateralized Commercial Paper
Program Co., LLC
0.25%, 5/6/13	5,000,000		4,999,826
Market Street Funding LLC
0.18%, 6/17/13	5,000,000	[b]	4,998,825
Metlife Short Term Funding LLC
0.15%, 5/16/13	5,000,000	[b]	4,999,687
Nieuw Amsterdam Receivables Corporation
0.18%, 5/17/13	5,000,000	[b]	4,999,600
Northern Pines Funding LLC
0.40%, 9/3/13	5,000,000	[b]	4,993,056
Total Asset-Backed Commercial Paper
(cost $24,990,994)			24,990,994

Time Deposits—19.3%
Bank of America N.A. (Grand Cayman)
0.01%, 5/1/13	7,000,000		7,000,000
Canadian Imperial Bank of
Commerce (Grand Cayman)
0.10%, 5/1/13	8,000,000		8,000,000
DnB Bank (Grand Cayman)
0.14%, 5/1/13	8,000,000		8,000,000
Northern Trust Co. (Grand Cayman)
0.05%, 5/1/13	5,000,000		5,000,000

	Principal
Time Deposits (continued)	Amount ($)	Value ($)
Swedbank (Grand Cayman)
0.15%, 5/1/13	8,000,000	8,000,000
Total Time Deposits
(cost $36,000,000)		36,000,000

Repurchase Agreements—18.7%
ABN AMRO Bank N.V.
0.13%, dated 4/30/13, due 5/1/13 in the amount
of $15,000,054 (fully collateralized by $500 U.S.
Treasury Inflation Protected Securities, 1.63%,
1/15/15, value $642 and $14,686,232 U.S. Treasury
Notes, 4.25%, due 11/15/13, value $15,300,600)	15,000,000	15,000,000
Deutsche Bank Securities Inc.
0.14%, dated 4/30/13, due 5/1/13 in the amount
of $20,000,078 (fully collateralized by $50,129,400
U.S. Treasury Strips, due 11/15/27-8/15/42,
value $20,479,753)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $35,000,000)		35,000,000

Total Investments (cost $185,950,784)	99.5%	185,950,784

Cash and Receivables (Net)	.5%	906,014

Net Assets	100.0%	186,856,798

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2013, these securities amounted to $56,758,233 or 30.4% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	62.1	Asset-Backed/Insurance	2.7
Repurchase Agreements	18.7	Asset-Backed/Multi-Seller Programs	2.7
Finance	5.3
Asset-Backed/Banking	8.0		99.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013

			Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $35,000,000)—Note 1(b)			185,950,784	185,950,784
Cash				897,400
Interest receivable				27,279
Due from The Dreyfus Corporation and affiliates—Note 2(d)				23,869
				186,899,332
Liabilities ($):
Due to Citizens—Note 2(d)				42,534
Net Assets ($)				186,856,798
Composition of Net Assets ($):
Paid-in capital				186,857,848
Accumulated net realized gain (loss) on investments				(1,050)
Net Assets ($)				186,856,798

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	62,500,823	76,020,134	28,521,098	19,814,743
Shares Outstanding	62,501,265	76,020,668	28,521,246	19,814,669
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended April 30, 2013

Investment Income ($):
Interest Income	443,721
Expenses:
Management fee—Note 2(a)	215,860
Administration fee—Note 2(c)	391,112
Omnibus account services fee—Note 2(d)	215,860
Distribution fees—Note 2(b)	250,928
Trustees’ fees—Note 2(a,e)	32,982
Legal fees—Note 2(a)	7,419
Total Expenses	1,114,161
Less—reduction in expenses due to undertaking—Note 2(a)	(638,930)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(32,982)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(7,419)
Net Expenses	434,830
Investment Income—Net	8,891
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(1,050)
Net Increase in Net Assets Resulting from Operations	7,841

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2013	2012
Operations ($):
Investment income—net	8,891	12,488
Net realized gain (loss) on investments	(1,050)	6,175
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,841	18,663
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8,839)	(16,121)
Class B Shares	(41)	(4,757)
Class C Shares	(15)	(1,676)
Class D Shares	(11)	(1,333)
Total Dividends	(8,906)	(23,887)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	447,010,675	557,223,011
Class B Shares	1,118,225,568	1,025,595,494
Class C Shares	39,826,276	67,775,450
Class D Shares	115,180,779	51,639,692
Dividends reinvested:
Class A Shares	3,940	7,658
Class B Shares	5	734
Class C Shares	4	538
Class D Shares	11	1,333
Cost of shares redeemed:
Class A Shares	(448,029,774)	(651,019,793)
Class B Shares	(1,135,242,481)	(1,045,550,218)
Class C Shares	(53,390,246)	(77,377,707)
Class D Shares	(124,829,494)	(64,579,540)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(41,244,737)	(136,283,348)
Total Increase (Decrease) in Net Assets	(41,245,802)	(136,288,572)
Net Assets ($):
Beginning of Period	228,102,600	364,391,172
End of Period	186,856,798	228,102,600

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Class A Shares	2013		2012		2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.002	.018
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.001)	(.002)	(.018)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.02		.02		.10	.15	1.83
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.22		.21		.20	.23	.22
Ratio of net expenses
to average net assets	.19		.15		.20	.23	.22
Ratio of net investment income
to average net assets	.01		.01		.09	.16	2.00
Net Assets, end of period ($ x 1,000)	62,501		63,516		157,307	217,502	335,538

a Amount represents less than $.001 per share.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Class B Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.016
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.016)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.01		.00	[b]	.03		1.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.47		.46		.45		.48		.48
Ratio of net expenses
to average net assets	.20		.15		.30		.36		.48
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.04		1.57
Net Assets, end of period ($ x 1,000)	76,020		93,038		112,993		199,808		397,701

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

			Year Ended April 30,
Class C Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.013
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.013)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.01		.00	[b]	.00	[b]	1.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72		.71		.70		.73		.73
Ratio of net expenses
to average net assets	.21		.16		.30		.38		.73
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	1.29
Net Assets, end of period ($ x 1,000)	28,521		42,085		51,688		54,842		76,786

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Class D Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.010
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.010)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.01		.00	[b]	.00	[b]	.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12		1.11		1.10		1.13		1.13
Ratio of net expenses
to average net assets	.21		.16		.30		.38		1.08
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	1.01
Net Assets, end of period ($ x 1,000)	19,815		29,464		42,403		101,207		103,652

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Services Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an Omnibus Account Services Agreement fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	185,950,784
Level 3—Significant Unobservable Inputs	—
Total	185,950,784

†	See Statement of Investments for additional detailed categorizations.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2013, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2013. The fund has $1,050 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2013 and April 30, 2012 were all ordinary income.

During the period ended April 30, 2013, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $15

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 Distribution Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees,Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses,Trustees’ and legal fees, pursuant to the undertakings, amounted to $16,771 for Class A, $257,569 for Class B, $170,911 for Class C and $234,080 for Class D shares during the period ended April 30, 2013.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and

.65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2013, Class C and Class D shares were charged $84,076 and $166,852, respectively, pursuant to the Distribution Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2013, Class B, Class C and Class D shares were charged $242,862, $84,076 and $64,174, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2013, Class A, Class B, Class C and Class D shares were charged $59,416, $97,145, $33,630 and $25,669, respectively, pursuant to the Omnibus Account Services Agreement.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,631 and Distribution Plan fees $16,479, which are offset against an expense reimbursement currently in effect in the amount of $47,979.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $26,614 and Omnibus Account Services Agreement fees $15,920.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2013

The Fund 25

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 94.13% of ordinary income dividends paid during the fiscal year ended April 30, 2013 as qualifying “interest related dividends”.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 139
———————
Clifford L. Alexander, Jr. (79)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 39
———————
Whitney I. Gerard (78)
Board Member (2008)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

The Fund 27

OFFICERS OF THE FUND (Unaudited)

The Fund 29

CitizensSelect Funds

CITIZENSSELECT TREASURY
MONEY MARKET FUND

ANNUAL REPORT April 30, 2013

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Important Tax Information
24	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Treasury Money Market Fund, covering the 12-month period from May 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

By the end of the reporting period, U.S. financial markets generally rallied from the summer of 2012 through April 2013, with some equity indices setting new records in response to improving economic conditions. In addition, the U.S. unemployment rate had fallen to its lowest level in four years, housing markets showed signs of sustainable recovery, and macroeconomic concerns seemed to ease in Europe, Japan and the emerging markets. Many analysts attributed these long-awaited economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board. However, these low interest rate policies kept money market yields near historical lows.

Our chief economist currently expects the U.S. economic recovery to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in a global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers continue their efforts to resolve structural issues. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through April 30, 2013, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Treasury Money Market Fund covers the 12-month period ended April 30, 2013. During the reporting period, the fund’s Class A shares produced a yield of 0.00%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00%, and Class D shares produced a yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.00%, 0.00%, 0.00% and 0.00%, respectively.1,2

Yields of short-term U.S.Treasury securities remained near zero percent throughout the reporting period as short-term interest rates were unchanged despite evidence of more robust economic growth.

U.S. Economic Recovery Gained Momentum

The reporting period began in the midst of fears of a worsening financial crisis in Europe, an economic slowdown in China, and a potential double-dip recession in the United States.The U.S. economic recovery appeared to falter in May 2012 when the unemployment rate increased to 8.2%. In June, the manufacturing sector contracted for the first time in three years, and U.S. economic growth slowed to a 1.3% annualized rate for the second quarter of the year.

Despite an 8.3% unemployment rate in July, the economic decline appeared to moderate with the addition of 181,000 jobs. Investors also were encouraged by a commitment by the head of the European Central Bank in support of the euro.August saw higher sales and prices in U.S. housing markets, better-than-expected corporate earnings, an 8.1% unemployment rate, and higher personal income and expenditures.

The economic recovery seemed to gain traction in September with the addition of 148,000 new jobs and a sharp drop in the unemployment rate to 7.8%. The manufacturing sector rebounded after three months of modest declines, and housing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

prices reached five-year highs. The U.S. economy grew at a respectable 3.1% annualized rate during the third quarter. Nonetheless, the Federal Reserve Board (the “Fed”) announced a third round of quantitative easing involving the monthly purchase of $40 billion of mortgage-backed securities over an indefinite period. In addition, the Fed extended its commitment to maintaining historically low short-term interest rates through mid-2015.

The unemployment rate ticked higher in October to 7.9%, but manufacturing activity increased at a faster rate and home prices posted modest gains. In November, the unemployment rate remained steady while 146,000 new jobs were added. Home prices rose for the sixth straight month, and pending home sales reached a five-year high. However, manufacturing activity contracted slightly.

December saw the addition of 164,000 jobs, a 7.8% unemployment rate, and a mild rebound in manufacturing activity. However, consumer confidence declined somewhat, and retailers reported relatively sluggish sales during the holiday season.A disappointing 0.4% annualized economic growth rate for the fourth quarter was attributed mainly to reductions in federal spending and uncertainty surrounding automatic spending cuts and tax hikes scheduled for the start of 2013. Other indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 also portrayed a sluggish economic recovery, as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. However, matters improved in February when the unemployment rate slid to 7.7% as 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. Both the manufacturing and services sectors of the U.S. economy posted gains in March, helping the U.S. economy achieve an estimated 2.5% annualized growth rate for the first quarter of 2013.

4

The gradual economic recovery continued in April, when the private sector added 176,000 jobs, sending the unemployment rate to a multi-year low of 7.5%. The service and manufacturing sectors continued to expand, and some stock market indices approached record high levels, suggesting that investors remained optimistic about the future.

Focusing on Quality and Liquidity

Despite evidence of greater growth, short-term interest rates and yields of short-term U.S. Treasuries remained near zero percent throughout the reporting period. Moreover, yield differences along the maturity spectrum stayed relatively narrow. Therefore, we continued to maintain the fund’s weighted average maturity in a market-neutral position.

The Fed has shown no signs of moving away from its aggressively accommodative monetary policy amid low inflation and moderate economic growth.Therefore, as we have for some time, we intend to keep the fund’s focus on quality and liquidity.

May 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.45	$.45	$.45	$.45
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.45	$.45	$.45	$.45
Ending value (after expenses)	$1,024.35	$1,024.35	$1,024.35	$1,024.35

† Expenses are equal to the fund’s annualized expense ratio of .09% for Class A, .09% for Class B, .09% for Class C
and .09% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2013

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—99.4%	Purchase (%)	Amount ($)	Value ($)
5/2/13	0.06	110,000,000	109,999,806
5/9/13	0.04	3,000,000	2,999,973
5/16/13	0.05	10,000,000	9,999,813
5/23/13	0.05	38,000,000	37,998,778
5/30/13	0.03	107,000,000	106,997,069
6/6/13	0.03	26,000,000	25,999,230
6/13/13	0.09	23,000,000	22,997,527
7/11/13	0.05	4,000,000	3,999,606
7/18/13	0.05	2,000,000	1,999,783
8/22/13	0.10	11,000,000	10,996,720
9/12/13	0.11	23,000,000	22,990,583
9/19/13	0.11	22,000,000	21,990,952
10/3/13	0.09	15,000,000	14,994,187
Total U.S. Treasury Bills
(cost $393,964,027)			393,964,027

U.S. Treasury Notes—24.5%
5/15/13	0.09	20,000,000	20,009,970
5/31/13	0.05	25,000,000	25,009,250
6/17/13	0.05	25,000,000	25,033,464
7/31/13	0.12	2,000,000	2,016,361
9/3/13	0.07	25,000,000	25,252,991
Total U.S. Treasury Notes
(cost $97,322,036)			97,322,036

Total Investments (cost $491,286,063)		123.9%	491,286,063
Liabilities, Less Cash and Receivables		(23.9%)	(94,848,313)
Net Assets		100.0%	396,437,750

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	99.4	U.S. Treasury Notes	24.5
			123.9

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			491,286,063	491,286,063
Interest receivable				432,388
Receivable for shares of Beneficial Interest subscribed				7,754
Due from The Dreyfus Corporation and affiliates—Note 2(d)				56,527
			491,782,732
Liabilities ($):
Due to Citizens—Note 2(d)				68,672
Cash overdraft due to Custodian				278,274
Payable for investment securities purchased				94,998,036
				95,344,982
Net Assets ($)			396,437,750
Composition of Net Assets ($):
Paid-in capital			396,436,552
Accumulated net realized gain (loss) on investments				1,198
Net Assets ($)			396,437,750

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	212,073,871	177,413,418	6,493,572	456,889
Shares Outstanding	212,073,287	177,413,016	6,493,341	456,908
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00
See notes to financial statements.

8

STATEMENT OF OPERATIONS

Year Ended April 30, 2013

Investment Income ($):
Interest Income	361,164
Expenses:
Management fee—Note 2(a)	409,421
Administrative service fees—Note 2(c)	477,756
Omnibus account services fees—Note 2(d)	409,421
Trustees’ fees—Note 2(a,e)	58,765
Distribution fees—Note 2(b)	42,438
Legal fees—Note 2(a)	19,154
Total Expenses	1,416,955
Less—reduction in expenses due to undertaking—Note 2(a)	(978,019)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(58,765)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(19,154)
Net Expenses	361,017
Investment Income—Net	147
Realized Gain (Loss) on Investments—Note 1(b) ($)	2,204
Net Increase in Net Assets Resulting from Operations	2,351

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2013	2012
Operations ($):
Investment income—net	147	162
Net realized gain (loss) on investments	2,204	(1,006)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,351	(844)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(79)	(2,790)
Class B Shares	(63)	(3,264)
Class C Shares	(4)	(291)
Class D Shares	(1)	(24)
Total Dividends	(147)	(6,369)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	515,198,431	644,521,182
Class B Shares	347,942,842	506,197,713
Class C Shares	20,842,083	87,660,553
Class D Shares	11,959,903	40,574,888
Dividends reinvested:
Class A Shares	1	331
Class B Shares	5	283
Class C Shares	—	28
Class D Shares	—	24
Cost of shares redeemed:
Class A Shares	(542,365,440)	(638,915,152)
Class B Shares	(378,865,508)	(529,039,809)
Class C Shares	(32,263,229)	(100,832,411)
Class D Shares	(22,176,248)	(31,949,726)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(79,727,160)	(21,782,096)
Total Increase (Decrease) in Net Assets	(79,724,956)	(21,789,309)
Net Assets ($):
Beginning of Period	476,162,706	497,952,015
End of Period	396,437,750	476,162,706

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distri-butions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Class A Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.008
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.008)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.01		.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.22		.22		.20		.20		.22
Ratio of net expenses
to average net assets	.09		.04		.14		.15		.22
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.01		.75
Net Assets, end of period ($ x 1,000)	212,074		239,240		233,640		273,891		538,420

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Class B Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.006
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.006)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.47		.47		.45		.45		.47
Ratio of net expenses
to average net assets	.09		.04		.14		.16		.40
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.54
Net Assets, end of period ($ x 1,000)	177,413		208,335		231,178		182,139		315,322

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

12

			Year Ended April 30,
Class C Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.004
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.004)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72		.72		.70		.70		.72
Ratio of net expenses
to average net assets	.09		.04		.14		.15		.54
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.38
Net Assets, end of period ($ x 1,000)	6,494		17,915		31,086		56,366		65,006

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

			Year Ended April 30,
Class D Shares	2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.002
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.002)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12		1.12		1.10		1.10		1.13
Ratio of net expenses
to average net assets	.08		.05		.15		.12		.83
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.16
Net Assets, end of period ($ x 1,000)	457		10,673		2,048		6,591		3,271

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelectTreasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each class is subject to an Omnibus Account Services Agreement fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

16

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	491,286,063
Level 3—Significant Unobservable Inputs	—
Total	491,286,063

†	See Statement of Investments for additional detailed categorizations.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2013, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

18

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2013 and April 30, 2012 were all ordinary income.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 Distributions Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees,Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses,Trustees’ and legal fees, pursuant to the undertakings, amounted to $285,494 for Class A, $673,827 for Class B, $78,675 for Class C and $17,942 for Class D shares during the period ended April 30, 2013.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

.65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2013, Class C and Class D shares were charged $31,186 and $11,252, respectively, pursuant to the Distribution Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gains distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2013, Class B, Class C and Class D shares were charged $442,242, $31,186 and $4,328, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2013, Class A, Class B, Class C and Class D shares were charged $218,319, $176,897, $12,474 and $1,731, respectively, pursuant to the Omnibus Account Services Agreement.

20

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $27,925 and Distribution Plan fees $1,652, which are offset against an expense reimbursement currently in effect in the amount of $86,104.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $37,431 and Omnibus Account Services Agreement fees $31,241.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Treasury Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelectTreasury Money Market Fund at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2013

22

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended April 30, 2013 as qualifying “interest related dividends.” Also, for state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2013 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 139
———————
Clifford L. Alexander, Jr. (79)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 39
———————
Whitney I. Gerard (78)
Board Member (2008)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

24

OFFICERS OF THE FUND (Unaudited)

TheFund 25

OFFICERS OF THE FUND (Unaudited) (continued)

26

NOTES

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $   61,714 in 2012 and $63,188 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $24,000           in 2012 and $12,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,865 in 2012 and $6,586  in 2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $275 in 2012 and $0 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $35,337,885 in 2012 and $46,010,490 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and                         Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]

Exhibit A

Persons Covered by the Code of Ethics

Bradley J. Skapyak	President	(Principal Executive Officer)

James Windels	Treasurer	(Principal Financial and Accounting Officer)

Revised as of January 1, 2010